Summary of significant accounting and reporting policies - Schedule of Effect of Implementation of IFRIC Decision on IAS 19 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2021	Dec. 31, 2018
Schedule Of Effect Of Implementation Of New IFRS [Line Items]
Accumulated deficit	$ (363,291)	[1]	$ (308,775)	[1]	$ (383,554)	$ (272,036)
Increase (decrese) in accumulated deficit	(54,476)		(36,697)
Other components of equity	(21)	[1]	(231)	[1]	(26)	(279)
Increase (decrese) in other equity interest	184		(2)
Total Equity	(36,806)	[1]	(29,227)	[1]	(24,306)	(4,693)
Increase (decrease) in equity	(7,565)		(24,542)
Non-current employee benefits	835		729			664
Increase (decrese) in non-current employee benefits	92		73
Non-current Provisions	1,554	[1]	1,571	[1]	2,137	1,363
Increase (decrease) in non-current provisions	(31)		216
Total non-current liabilities	61,427	[1]	54,478	[1]	65,126	40,070
Increase (decrese) in total non-current liabilities	6,935		14,416
Total equity and liabilities	87,156	[1]	63,315	[1]	$ 89,564	62,574
Increase (decrese) in total equity and liabilities	23,841		741
Previously stated
Schedule Of Effect Of Implementation Of New IFRS [Line Items]
Accumulated deficit						(272,036)
Other components of equity						(605)
Total Equity						(5,019)
Non-current employee benefits						990
Non-current Provisions						1,689
Total non-current liabilities						40,396
Total equity and liabilities						62,574
Effect of application of the IFRS IC decision on IAS 19 (Note 2.2)
Schedule Of Effect Of Implementation Of New IFRS [Line Items]
Accumulated deficit	(40)		(42)
Other components of equity	26		50			326
Total Equity	(14)		8			326
Non-current employee benefits	14		(8)			(326)
Non-current Provisions	14		(8)			(326)
Total non-current liabilities	14		(8)			(326)
Total equity and liabilities	$ 0		$ 0			$ 0

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2